Fair Value Measurement - Schedule of Changes in the Fair Value of the Company’s Level 3 Related Party Loan Payable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value Measurements [Abstract]
Fair value as of January 1, 2025
Proceeds Received	11,000
Repayments of debt	(1,920)
Conversion of debt to equity	(4,497)
Loss on change in the fair value of convertible note	3,294
Fair value as of December 31, 2025	$ 7,877